Derivative financial instruments and hedge accounting - Hedging derivative instruments (Details) - Cash flow hedge derivatives € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	1,560	(741)
Change in fair value (effective hedge)	€ (3,883)	€ (1,479)
Change in fair value (ineffective hedge)	€ 275	€ (51)
Commodity price risk
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	1,433	(825)
Change in fair value (effective hedge)	€ (3,907)	€ (1,482)
Change in fair value (ineffective hedge)	€ 275	€ (51)
Commodity price risk | Over the counter contract
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	83	(461)
Change in fair value (effective hedge)	€ (4)	€ (2,016)
Change in fair value (ineffective hedge)		€ (46)
Commodity price risk | Futures contract
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	1,350	(364)
Change in fair value (effective hedge)	€ (3,912)	€ 534
Change in fair value (ineffective hedge)	275	€ (5)
Commodity price risk | Options
Derivative financial instruments and hedge accounting
Change in fair value (effective hedge)	€ 9
Interest rate risk
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	127	84
Change in fair value (effective hedge)	€ 24	€ 3
Interest rate risk | Interest rate swap contract
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	127	84
Change in fair value (effective hedge)	€ 24	€ 3